Notes to the Consolidated Statements of Operations - Cost of sales (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes to the Consolidated Statements of Operations
Amortization and depreciation	€ (4,577)	€ (4,867)
Cost of sales
Notes to the Consolidated Statements of Operations
Personnel	(63)	(12,395)
Materials	(549)	(5,369)
Third-party services	(263)	(21,366)
Maintenance and lease		(1,198)
Amortization and depreciation		(1,028)
Other		(333)
Total	€ (875)	€ (41,690)